Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leaders Series I/IR
Supplement dated June 26, 2024 to the variable annuity prospectus dated May 1, 2024 and the updating summary prospectus dated April 29, 2024
This supplement to the variable annuity prospectus and updating summary prospectus outlines changes in fund fees related to certain investment options. This may not reflect all of the changes that have occurred since you entered into your Contract. The changes are related to:
2. Key Information Table
4. Fee Tables
Appendix A - Funds Available Under the Contract
All other provisions outlined in the variable annuity prospectus and updating summary prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
In section 2. Key Information Table in the variable annuity prospectus and updating summary prospectus: The Investment Options (fund fees and expenses) reflected in the “Ongoing Fees and Expenses (annual charges)” table are replaced as follows:

Annual Fee	Minimum	Maximum
Investment Options (fund fees and expenses)	0.36%²	1.41%²
In section 2. Key Information Table in the variable annuity prospectus and updating summary prospectus: The table in “Ongoing Fees and Expenses (annual charges)” showing the lowest and highest cost you could pay each year, based on current charges is deleted and replaced with the following table:

Lowest Annual Cost: $2,088	Highest Annual Cost: $4,193
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses
•No sales charges or advisory fees	•No sales charges or advisory fees
•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits
In section 4. Fee Table in the variable annuity prospectus: the table showing the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract is deleted and replaced with the following table:

All Contract versions	Minimum	Maximum
Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.41%
In section 4. Fee Table in the variable annuity prospectus: The Example tables comparing the cost of investing in this variable annuity with the cost of investing in other variable annuities are deleted and replaced with the following:
(1)If you Surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$10,456	$17,792	$24,290	$41,915

(2)If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,239	$11,359	$19,641	$41,075

(3)If you do not Surrender your Contract:

1 year	3 years	5 years	10 years
$4,008	$12,143	$20,440	$41,915

In Appendix A - Funds Available Under the Contract in the variable annuity prospectus and updating summary prospectus: the following fund fees are updated as follows:

Fund and Adviser/Subadviser	Current Expenses
Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	0.90%*
Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.71%*
Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.08%
Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.15%
Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	0.93%
Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.08%*
Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.84%*
Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	1.10%*
Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	1.07%*

This supplement should be retained for future reference.

HV-8105
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